STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Appropriation of after tax income to statutory surplus reserve per annum	10.00%
Reserve level threshold for mandatory transfer percentage	50.00%
Minimum appropriation of after tax income to development fund for profit of private schools	10.00%
Minimum appropriation of annual increase of net assets to development fund for non-profit private schools	10.00%
Appropriations to statutory surplus reserve	$ 256
Reverse appropriation to statutory surplus reserve		$ 802
Appropriations to development fund	4,529	6,793
Paid-in capital of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	691,968	694,817
Statutory reserve of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	165,138	160,353
Total of restricted net assets of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	$ 857,106	$ 855,170